Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Entity Information [Line Items]
Schedule Of Quarterly Operating Results
Operating results for the years ended December 31, 2014 and 2013, by quarter, are as follows:

	2014
	March 31	June 30	September 30	December 31
	(In Thousands)
Utility operating revenue	$355,303	$314,160	$335,574	$316,637
Utility operating income	44,543	33,174	49,311	33,885
Net income	23,706	11,663	28,471	14,128

	2013
	March 31	June 30	September 30	December 31
	(In Thousands)
Utility operating revenue	$327,017	$299,569	$321,274	$307,874
Utility operating income	42,962	31,783	47,719	28,282
Net income	21,661	9,588	27,336	5,464

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Schedule Of Quarterly Operating Results
Operating results for the years ended December 31, 2014 and 2013, by quarter, are as follows:

	2014
	March 31	June 30	September 30	December 31
	(In Thousands)
Operating revenue	$355,303	$314,160	$335,574	$316,637
Operating income	44,543	33,174	49,311	33,885
Net income	31,387	19,797	36,319	22,025

	2013
	March 31	June 30	September 30	December 31
	(In Thousands)
Operating revenue	$327,017	$299,569	$321,274	$307,874
Operating income	42,962	31,783	47,719	28,282
Net income	29,106	17,762	35,100	14,584